NOTE 4 - PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NOTE 4 - PROPERTY AND EQUIPMENT (Details) [Line Items]
Book Value of Distributed Equipment in Connection with Settlement Agreement	$ 3,210
Depreciation	$ 11,698	$ 10,475
Minimum [Member]
NOTE 4 - PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
NOTE 4 - PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years